Trade accounts payable (Tables)	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables [text block]

	09/30/2025	12/31/2024
In local currency
Third party (1)	4,356,593	4,681,065
Related party (Note 11.1) (2)	4,503	1,457
In foreign currency
Third party	1,067,725	1,350,763
	5,428,821	6,033,285
(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on September 30, 2025 was R$463,343 (R$555,063 at December 31, 2024).
(2)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.